UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 12B-25
                                                 Commission File Number: 0-23278

                           NOTIFICATION OF LATE FILING

             (Check One):    Form 10-K     Form 11-K     Form 20-F  X Form 10-Q
                          ---           ---           ---          ---
             For Period Ended:  September 30, 2001

    Transition Report on Form 10-K              Transition Report on Form 10-Q
---                                         ---
    Transition Report on Form 20-F              Transition Report on Form N-SAR
---                                         ---
    Transition Report on Form 11-K
---
                        For the Transition Period Ended:

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein. If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:


                                     PART I
                             REGISTRANT INFORMATION

   Full name of registrant:                        Brazil Fast Food Corp.

   Former name if applicable:

   Address of principal executive office:          AV. Brasil
                                                   6431 - Bonsucesso
                                                   CEP 21040 - 360
                                                   Rio de Janeiro, Brazil




                                     PART II
                             RULE 12B-25 (B) AND (C)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed (check box if appropriate):


          (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

          (b)  The subject annual report,  semi-annual report, transition report on Form 10-K,  20-F,  11-K or Form N-SAR, or portion thereof will be filed on or before the  fifteenth  calendar day  following the
    X          prescribed  due  date;  or  the  subject   quarterly   report  or
   ---         transition  report on Form 10Q, or portion  thereof will be filed on or before the fifth calendar day following the prescribed due date; and

          (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     Registrant's operations are conducted wholly within the Federative Republic of Brazil. Logistical difficulties between Registrant's Rio de Janeiro office and the New York office of Registrant's accountants precluded filing of the subject Form 10-Q by the prescribed due date.


                                     PART IV
                                OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification:

             IRA I. ROXLAND           (212)                     768-6700
             --------------           -----                     --------
                (Name)             (Area Code)            (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
identify report(s). X Yes    No
                   ---    ---
     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
 X Yes    No
---    ---
     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

--------------------------------------------------------------------------------

                             BRAZIL FAST FOOD CORP.
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

     Date: September 15, 2001             By:  /S/ CARLOS HENRIQUE REGO
                                               ------------------------
                                               Carlos Henrique Rego
                                               Chief Financial Officer


--------------------------------------------------------------------------------
                                    ATTENTION
            INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE
               FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).
--------------------------------------------------------------------------------

                                                                      ATTACHMENT


           Explanation of anticipated change in results of operations, pursuant to Part IV - "Other Information," question (3),
                       of this Notification of Late Filing
                       -----------------------------------

     Registrant anticipates incurring a net loss (after interest expense and foreign exchange loss) of approximately R$5,877,000 or R$1.64 per share, on gross revenues of approximately R$58,004,000 for the nine months ended September 30, 2001, as compared to a net loss (after interest expense and foreign exchange loss) of R$2,235,000 or R$0.69 per share, on gross revenues of R$50,828,000 for the corresponding period in 2000. Registrant anticipates recognizing net income from operations of R$147,000 for the nine months ended September 30, 2001, as compared to a net loss of R$196,000 for the nine months ended September 30, 2000.